Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information [Abstract]
Document Type	PRE 14A
Entity Registrant Name	IOVANCE BIOTHERAPEUTICS, INC.
Entity Central Index Key	0001425205
Amendment Flag	false